Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Global Low Volatility Equity Yield Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco Global Low Volatility Equity Yield Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Global Low Volatility Equity Yield Fund
Tarun Gupta[1]	None
Nils Huter[2]	None
Robert Nakouzi[2]	None
Sergey Protchenko[1]	None
Daniel Tsai[3]	None
1 The Portfolio Manager began serving on the Fund effective April 21, 2020. Information for the Portfolio Manager has been provided as of February 28, 2020.
2 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
3 The Portfolio Manager began serving effective October 15, 2020. Information for the Portfolio Manager has been provided as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco Global Low Volatility Equity Yield Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Global Low Volatility Equity Yield Fund
Tarun Gupta[1]	5	$154.8	None	None	None	None
Nils Huter[2]	3	$47.0	44	$8,336.0	91 [4]	$15,282.0 [4]
Robert Nakouzi[2]	2	$15.0	44	$8,336.0	91 [4]	$15,282.0 [4]
Sergey Protchenko[1]	2	$93.8	None	None	None	None
Daniel Tsai[3]	None	None	None	None	None	None
1 The Portfolio Manager began serving on the Fund effective April 21, 2020. Information for the Portfolio Manager has been provided as of February 28, 2020.
2 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
3 The Portfolio Manager began serving effective October 15, 2020. Information for the Portfolio Manager has been provided as of August 31, 2020.
4 This amount includes 10 funds that pay performance-based fees with $1.429B in total assets under management.
AGS-SOAI-1-SUP 102820
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